ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2020	2021
Accrued payroll and welfare	$10,086	$20,554
VAT and other tax payables	14,373	15,602
Accrued shipment expenses	1,245	19
Others	4,444	4,673
Total	$30,148	$40,848